Shareholders' Equity and Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Other Comprehensive Income
Note 9 - Shareholders' Equity and Other Comprehensive Income
The following table shows the changes in shares of preferred and common stock issued and common stock held as treasury shares for the years ended December 31, 2025, 2024, and 2023.

(shares in thousands)	Series D Preferred Stock Issued	Series E Preferred Stock Issued	Total Preferred Stock Issued	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at December 31, 2022	8,000	14,000	22,000	170,141	24,655	145,486
Restricted share unit activity	—	—	—	527	—	527
Stock options exercised	—	—	—	692	—	692
Balance at December 31, 2023	8,000	14,000	22,000	171,360	24,655	146,705
Restricted share unit activity	—	—	—	528	—	528
Stock options exercised	—	—	—	298	—	298
Repurchase of common stock	—	—	—	—	6,365	(6,365)
Balance at December 31, 2024	8,000	14,000	22,000	172,186	31,020	141,166
Restricted share unit activity	—	—	—	581	—	581
Stock options exercised	—	—	—	48	—	48
Repurchase of common stock	—	—	—	—	2,901	(2,901)
Balance at December 31, 2025	8,000	14,000	22,000	172,815	33,921	138,894

Preferred Stock
The following table presents a summary of preferred stock as of December 31, 2025, 2024, and 2023.

	Issuance Date	Public Offering Amount		Net Proceeds		Earliest Redemption Date	Liquidation Preference
Series D	June 21, 2018	$200.0	million	$195.1	million	June 21, 2023	$25 per share
Series E	July 1, 2019	$350.0	million	$342.0	million	July 1, 2024	$25 per share

Dividends, as declared, on Series D Preferred Stock were paid quarterly at a rate per annum equal to 6.300% for each dividend period from the original issue date to, but excluding, June 21, 2023. From and including June 21, 2023, the dividend rate was a floating rate equal to the three-month LIBOR plus a spread of 3.352% per annum. Dividends declared beyond June 30, 2023 are determined based on the floating rate index terms as described in the issuance documentation. As calculation agent, Synovus uses three-month term SOFR plus a spread of 3.614% per annum.
Dividends, as declared, on Series E Preferred Stock were paid quarterly at a rate per annum equal to 5.875% for each dividend period from the original issue date to, but excluding, July 1, 2024. From and including July 1, 2024, the dividend rate changed and will reset every five years on July 1 at a rate equal to the five-year U.S. Treasury Rate plus 4.127% per annum.
Dividends on all series of preferred stock are non-cumulative and, if declared, will accrue and be payable in arrears, quarterly. All series of preferred stock are redeemable at Synovus' option in whole or in part, from time to time, on the earliest redemption date or any subsequent reset date, or in whole but not in part, at any time within 90 days following a regulatory capital treatment event, in each case, at a redemption price equal to $25 per share, plus any declared and unpaid dividends, without accumulation of any undeclared dividends. All series of preferred stock have no preemptive or conversion rights. Except in limited circumstances, all series of preferred stock do not have any voting rights.
Common Stock
Repurchases of Common Stock
On December 13, 2024, the Board of Directors approved share repurchases of up to $400 million of common stock and $50 million of preferred stock in 2025. During 2025, Synovus repurchased 2.9 million shares of common stock at an average price of $48.62 per share through open market transactions under the share repurchase program approved on December 13, 2024.
During 2024, Synovus repurchased 6.4 million shares of common stock at an average price of $42.40 per share through open market transactions under the share repurchase program approved on December 14, 2023.
During 2023, Synovus did not repurchase any common stock under the share repurchase program announced on January 18, 2023.
Accumulated Other Comprehensive Income (Loss)
The following table illustrates activity within the balances in AOCI by component, and is shown for the years ended December 31, 2025, 2024, and 2023.

Changes in Accumulated Other Comprehensive Income (Loss) by Component (Net of Income Taxes)
(in thousands)	Unamortized holding (losses) gains on AFS investment securities transferred to HTM	Net unrealized gains (losses) on AFS investment securities (1)	Net unrealized gains (losses) on Cash Flow Hedges (1)	Total
Balance at December 31, 2022	$—	$(1,220,263)	$(221,854)	$(1,442,117)
Other comprehensive income (loss) before reclassifications	—	163,813	(30,791)	133,022
Amounts reclassified from AOCI	—	58,191	133,831	192,022
Net current period other comprehensive income (loss)	—	222,004	103,040	325,044
Balance at December 31, 2023	$—	$(998,259)	$(118,814)	$(1,117,073)
Other comprehensive income (loss) before reclassifications	(537,434)	392,169	(53,173)	(198,438)
Amounts reclassified from AOCI	44,606	194,677	105,463	344,746
Net current period other comprehensive income (loss)	(492,828)	586,846	52,290	146,308
Balance at December 31, 2024	$(492,828)	$(411,413)	$(66,524)	$(970,765)
Other comprehensive income (loss) before reclassifications	—	210,965	33,071	244,036
Amounts reclassified from AOCI	55,112	(534)	43,890	98,468
Net current period other comprehensive income (loss)	55,112	210,431	76,961	342,504
Balance at December 31, 2025	$(437,716)	$(200,982)	$10,437	$(628,261)

(1) For December 31, 2023, the ending balance in net unrealized gains (losses) includes unrealized losses on investment securities available for sale of $16.4 million, and cash flow hedges of $12.7 million, related to residual tax effects remaining in OCI primarily due to previously established deferred tax asset valuation allowances in 2010 and 2011 and state rate changes. For December 31, 2025, and 2024, the ending balance in net unrealized gains (losses) includes unrealized losses on investment securities available for sale of $10.2 million, and cash flow hedges of $11.6 million, related to residual tax effects remaining in OCI primarily due to previously established deferred tax asset valuation allowances in 2010 and 2011 and state rate changes. In accordance with ASC 740-20-45-11(b), under the portfolio approach, these unrealized losses are realized at the time the entire portfolio is sold or disposed.